STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2020
Ending balance, shares at Dec. 31, 2020
Issuance of common stock to Sponsor	[1]	$ 144	24,856		25,000
Issuance of common stock to Sponsor, Shares	[1]	1,437,500
Net loss				(2,205)	(2,205)
Ending balance, value at Mar. 31, 2021		$ 144	24,856	(2,205)	22,795
Ending balance, shares at Mar. 31, 2021		1,437,500
Beginning balance, value at Dec. 31, 2020
Beginning balance, shares at Dec. 31, 2020
Measurement of redeemable shares under ASC 480-10-S99			2,189,214		2,189,214
Allocation of offering costs related to redeemable shares			3,073,727		3,073,727
Offering costs			(3,211,836)		(3,211,836)
Issuance of common stock to Sponsor		$ 144	24,856		25,000
Issuance of common stock to Sponsor, Shares		1,437,500
Issuance of shares to underwriter		$ 3	254,557		254,560
Issuance of shares to underwriter, Shares		25,456
Sale of private units to insiders		$ 20	2,068,220		2,068,240
Sale of private units to insiders, Shares		206,824
Shares forfeited		$ (16)	16
Shares forfeited, shares		(164,701)
Accretion of redeemable shares to redemption value			(4,398,754)	(864,190)	(5,262,944)
Net loss				(421,194)	(421,194)
Ending balance, value at Dec. 31, 2021		$ 151		(1,285,384)	(1,285,233)
Ending balance, shares at Dec. 31, 2021		1,505,079
Net loss				(440,603)	(440,603)
Ending balance, value at Mar. 31, 2022		$ 151		$ (1,725,987)	$ (1,725,836)
Ending balance, shares at Mar. 31, 2022		1,505,079

[1]	This number includes an aggregate of up to 187,500 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter.